Expense Example {- Fidelity Advisor Freedom® 2015 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-07 - Fidelity Advisor Freedom® 2015 Fund - Class Z6	May 29, 2021 USD ($)
Expense Example:
1 year	$ 41
3 years	128
5 years	221
10 years	$ 484